Background and Nature of Operations - Additional Information (Details) shares in Thousands, $ in Thousands				9 Months Ended
	Oct. 28, 2024 USD ($)	Oct. 15, 2024 USD ($)	Aug. 05, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Mar. 12, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jan. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Disclosure of detailed information about investment property [line items]
Name of reporting entity				Lithium Americas Corp
Accrued interest				$ 43.6
Cash				341,163,000	$ 581		$ 195,516,000	$ 200,499,000		$ 636,000
Working capital balance				$ 75
Ownership interest in subsidiary				100.00%
General Motors Holdings LLC [member]
Disclosure of detailed information about investment property [line items]
Payment for investment									$ 650,000,000
U S Department of Energy [member]
Disclosure of detailed information about investment property [line items]
Conditional commitment						$ 2,260,000,000
U S Department of Energy [member] | Subsequent events [member]
Disclosure of detailed information about investment property [line items]
Repayment of loan commitments	$ 2,260,000,000
U S Department of Defense [member] | Subsequent events [member]
Disclosure of detailed information about investment property [line items]
Income from government grants			$ 11,800,000
Common shares [member] | General Motors Holdings LLC [member]
Disclosure of detailed information about investment property [line items]
Number of aggregate subscription receipts from investment | shares									15,002
Tranche 1 investment [member] | General Motors Holdings LLC [member]
Disclosure of detailed information about investment property [line items]
Payment for investment									$ 320,100,000
Tranche 2 Investment | General Motors Holdings LLC [member]
Disclosure of detailed information about investment property [line items]
Payment for investment									$ 329,900,000
GM Tranche 1 Investment [member]
Disclosure of detailed information about investment property [line items]
Cash				$ 275,500,000
GM Investment Agreement [member] | Subsequent events [member]
Disclosure of detailed information about investment property [line items]
Ownership interest in subsidiary		38.00%
Investment in joint venture description		As part of the Separation, an investors rights agreement and an agreement to supply GM with lithium carbonate production from Thacker Pass Phase 1 and a right of first offer ("ROFO") on Phase 2 production (the “Offtake Agreement”) were assigned by Old LAC to the Company. GM has agreed to extend its existing Offtake Agreement for up to 100% of production volumes from Phase 1 of Thacker Pass to 20 years to support the expected maturity of the DOE Loan. Upon closing of the JV Transaction, GM will also enter into an additional 20 year offtake agreement for up to 38% of Thacker Pass Phase 2 production and will retain its existing ROFO on the remaining Phase 2 production volumes.
Joint ventures transaction with cash and letter of credit		$ 625,000,000